John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JOHN HANCOCK STRATEGIC SERIES
Entity Central Index Key	0000792858
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Oct. 01, 2025